PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)

Voya Global Income & Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 32.8%
Australia : 0.2%
9,395
Rio Tinto PLC
$ 930,763
0.2
Belgium : 0.2%
3,265
UCB SA
980,752
0.2
Canada : 0.9%
14,240
(1)
Aritzia, Inc.
1,260,883
0.3
8,025
Dollarama, Inc.
1,181,467
0.3
31,585
Loblaw Cos. Ltd.
1,463,879
0.3
3,906,229
0.9
China : 0.2%
22,510  Atour Lifestyle Holdings
Ltd., ADR
883,968
0.2
Denmark : 0.2%
3,175
DSV A/S
819,536
0.2
Finland : 0.2%
137,470
Nokia Oyj, ADR
1,061,268
0.2
Germany : 0.9%
2,630
Hochtief AG
1,268,611
0.3
17,230
RWE AG
1,108,384
0.2
8,895
Siemens Energy AG
1,722,764
0.4
4,099,759
0.9
Hong Kong : 0.3%
102,120
Prudential PLC
1,564,125
0.3
Italy : 0.8%
72,910
Banca Mediolanum SpA
1,563,814
0.3
29,145
(2)
Poste Italiane SpA
780,794
0.2
13,970
UniCredit SpA
1,189,509
0.3
3,534,117
0.8
Japan : 2.6%
22,645  Chugai Pharmaceutical
Co. Ltd.
1,526,961
0.3
140,505
ENEOS Holdings, Inc.
1,340,509
0.3
42,370
Japan Tobacco, Inc.
1,621,051
0.4
33,350
Kajima Corp.
1,525,110
0.3
61,840  Mitsubishi Heavy
Industries Ltd.
1,971,329
0.4
28,035  Mizuho Financial Group,
Inc.
1,250,754
0.3
38,900
Sompo Holdings, Inc.
1,543,343
0.4
2,730
Tokyo Electron Ltd.
768,153
0.2
11,547,210
2.6
Luxembourg : 0.3%
19,745
ArcelorMittal SA
1,293,474
0.3
Netherlands : 0.5%
1,500
ASML Holding N.V.
2,175,840
0.5
Singapore : 1.3%
29,150
DBS Group Holdings Ltd.
1,313,068
0.3
232,185
Keppel Corp. Ltd.
2,398,149
0.5
543,850  Singapore
Telecommunications Ltd.
2,163,742
0.5
5,874,959
1.3
South Korea : 1.7%
1,375  HD Hyundai Electric Co.
Ltd.
1,003,826
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
3,025  HD Hyundai Heavy
Industries Co. Ltd.
$ 1,266,794
0.3
16,725  KB Financial Group, Inc.,
ADR
1,839,750
0.4
14,390  Samsung Electronics Co.
Ltd.
2,153,771
0.5
7,545  Samsung Life Insurance
Co. Ltd.
1,207,837
0.3
7,471,978
1.7
Spain : 0.8%
91,180
Banco Santander SA
1,149,968
0.3
16,770
(3)
Indra Sistemas SA
1,239,076
0.3
16,975  Industria de Diseno Textil
SA
1,133,546
0.2
3,522,590
0.8
Sweden : 0.3%
63,165
(2)
Munters Group AB
1,319,072
0.3
Switzerland : 0.5%
4,560
Galderma Group AG
860,518
0.2
17,760
Sandoz Group AG
1,564,518
0.3
2,425,036
0.5
Taiwan : 0.4%
5,320  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
1,992,766
0.4
United Kingdom : 3.0%
47,011
Barclays PLC, ADR
1,141,427
0.2
36,735
Halma PLC
2,067,070
0.4
91,100
HSBC Holdings PLC
1,702,756
0.4
859,420  Lloyds Banking Group
PLC
1,173,985
0.3
106,951  Rolls-Royce Holdings
PLC
1,923,208
0.4
143,770
Segro PLC
1,627,534
0.4
39,500
TechnipFMC PLC
2,619,245
0.6
30,105
Weir Group PLC
1,427,894
0.3
13,683,119
3.0
United States : 17.5%
3,035
AbbVie, Inc.
704,363
0.2
23,830
Alphabet, Inc. - Class A
7,429,241
1.6
20,107
(1)
Amazon.com, Inc.
4,222,470
0.9
4,865
Analog Devices, Inc.
1,730,918
0.4
26,022
Apple, Inc.
6,874,492
1.5
8,485
(1)
Arista Networks, Inc.
1,132,748
0.2
9,105
Broadcom, Inc.
2,909,503
0.6
5,820
Cardinal Health, Inc.
1,334,119
0.3
2,560
Caterpillar, Inc.
1,901,645
0.4
9,955
Citigroup, Inc.
1,096,941
0.2
19,635
Coca-Cola Co.
1,601,431
0.3
1,615
Costco Wholesale Corp.
1,632,426
0.4
14,145
CRH PLC IE
1,692,714
0.4
1,230
(1)
Crowdstrike Holdings,
Inc. - Class A
457,535
0.1
2,755
Cummins, Inc.
1,608,562
0.4
10,750
CVS Health Corp.
858,925
0.2
1,650
Eli Lilly & Co.
1,735,784
0.4
8,160  Estee Lauder Cos., Inc. -
Class A
893,275
0.2

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
1,520
GE Vernova, Inc.
$ 1,327,872
0.3
11,535
Gilead Sciences, Inc.
1,718,138
0.4
5,970
(1)
Insmed, Inc.
891,500
0.2
8,365
Johnson & Johnson
2,078,117
0.5
2,680
JPMorgan Chase & Co.
804,804
0.2
2,799
Mastercard, Inc. - Class A
1,447,671
0.3
1,265
McKesson Corp.
1,249,023
0.3
17,589
Merck & Co., Inc.
2,177,870
0.5
3,430  Meta Platforms, Inc. -
Class A
2,223,257
0.5
12,121
Microsoft Corp.
4,760,402
1.1
6,530
Morgan Stanley
1,087,310
0.2
2,285
Motorola Solutions, Inc.
1,101,964
0.2
8,650
(1)
Netflix, Inc.
832,476
0.2
49,149
NVIDIA Corp.
8,708,711
1.9
1,375
Parker-Hannifin Corp.
1,387,622
0.3
1,960
Rockwell Automation, Inc.
798,602
0.2
15,485
Schlumberger NV
795,000
0.2
2,265
(1)
Take-Two Interactive
Software, Inc.
479,002
0.1
3,220
(1)
Tesla, Inc.
1,296,082
0.3
3,870
Valero Energy Corp.
791,957
0.2
13,664
Walmart, Inc.
1,748,309
0.4
15,585
Wells Fargo & Co.
1,269,398
0.3
78,792,179
17.5
Total Common Stock
(Cost $114,078,327)
147,878,740
32.8
Principal
Amount † RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES : 28.9%
Austria : 0.3%
EUR
1,000,000  voestalpine AG, 2.750%,
04/28/2028 1,507,941
0.3
China : 2.9%
2,900,000
(4)
Alibaba Group Holding
Ltd., (0.420)%,
09/15/2032 2,981,200
0.7
HKD
9,000,000
(4)
Bolt Innovation Ltd.,
0.490%,
02/05/2033 1,112,144
0.2
400,000  China Hongqiao Group
Ltd., 1.500%,
03/26/2030 756,700
0.2
1,000,000
(4)
CMOC Capital Ltd.,
(2.260)%,
01/24/2027 1,069,775
0.2
610,000
(2)
GDS Holdings Ltd.,
2.250%,
06/01/2032 901,427
0.2
HKD
6,000,000
(4)
GF Securities Co. Ltd.,
(3.090)%,
01/12/2027 788,021
0.2
600,000  Gold Pole Capital Co.
Ltd., 1.000%,
06/25/2029 1,407,000
0.3
HKD
3,000,000
(4)
Ping An Insurance
Group Co. of China Ltd.,
(6.000)%,
06/11/2030 499,847
0.1
800,000  Ping An Insurance
Group Co. of China Ltd.,
0.875%,
07/22/2029 1,348,600
0.3
HKD
6,000,000
(4)
XtalPi Holdings Ltd.,
(2.010)%,
01/26/2027 781,118
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
China (continued)
CNY
10,000,000  Zoomlion Heavy Industry
Science and Technology
Co. Ltd., 0.700%,
02/05/2031 $ 1,595,787
0.3
13,241,619
2.9
France : 1.3%
EUR
16,500  Accor SA, 0.700%,
12/07/2027 1,134,838
0.2
EUR
1,300,000
(4)
BNP Paribas SA BNP,
(0.730)%,
02/19/2031 1,592,914
0.4
EUR
600,000  Elis SA, 2.250%,
09/22/2029 1,196,314
0.3
EUR
1,200,000  Legrand SA, 1.500%,
06/23/2033 1,686,751
0.4
5,610,817
1.3
Germany : 0.9%
EUR
900,000
(4)
Deutsche Lufthansa AG,
(1.280)%,
09/10/2032 1,156,589
0.3
EUR
600,000
(4)
MTU Aero Engines AG,
0.060%,
07/15/2033 705,797
0.1
EUR
700,000  Nordex SE, 4.250%,
04/14/2030 2,329,206
0.5
4,191,592
0.9
Hong Kong : 0.4%
600,000
(4)
Jinkai Investment
Holdings Ltd., (0.460)%,
02/05/2031 613,783
0.1
HKD
10,000,000  Link CB Ltd., 4.500%,
12/12/2027 1,303,207
0.3
1,916,990
0.4
Israel : 0.1%
270,000
(2)(4)
Nova Ltd., (9.310)%,
09/15/2030 420,930
0.1
Italy : 0.4%
EUR
1,400,000
(3)
Snam SpA IG, 1.750%,
01/14/2031 1,717,586
0.4
Japan : 0.8%
JPY
330,000,000
(4)
Daiwa House Industry
Co. Ltd., (3.400)%,
03/30/2029 2,350,879
0.5
JPY
40,000,000
(4)
Ibiden Co. Ltd., (7.420)%,
03/14/2031 565,748
0.1
JPY
110,000,000
(4)
Nippon Steel Corp.,
(1.810)%,
02/14/2029 743,522
0.2
3,660,149
0.8
Macao : 0.5%
2,100,000
(2)
Wynn Macau Ltd.,
4.500%,
03/07/2029 2,123,625
0.5
South Korea : 0.5%
500,000  LG Chem Ltd., 1.750%,
06/16/2028 656,125
0.1
200,000  SK Hynix, Inc., 1.750%,
04/11/2030 1,790,795
0.4
2,446,920
0.5

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
Spain : 0.6%
EUR
2,000,000  Iberdrola Finanzas SA
IBE, 1.500%,
03/27/2030 $ 2,763,109
0.6
Switzerland : 0.4%
CHF
200,000  ELM BV for Swiss
Prime Site AG, 1.625%,
05/31/2030 443,529
0.1
CHF
1,000,000
(4)
Swiss Prime Site AG,
0.000%,
03/05/2032 1,300,644
0.3
1,744,173
0.4
Taiwan : 0.5%
1,200,000
(4)
Quanta Computer, Inc.,
(1.420)%,
09/16/2029 1,262,280
0.3
900,000
(4)
Zhen Ding Technology
Holding Ltd., (4.000)%,
09/25/2030 1,084,500
0.2
2,346,780
0.5
United Kingdom : 0.2%
EUR
500,000  International
Consolidated Airlines
Group SA IAG, 1.125%,
05/18/2028 881,705
0.2
United States : 19.1%
715,000
(4)
AeroVironment, Inc.,
(3.100)%,
07/15/2030 820,462
0.2
1,950,000
(2)
Akamai Technologies,
Inc., 0.250%,
05/15/2033 2,444,032
0.5
635,000
(3)
Alignment Healthcare,
Inc., 4.250%,
11/15/2029 950,119
0.2
430,000
(2)
Array Technologies, Inc.,
2.875%,
07/01/2031 551,260
0.1
210,000
(4)
Arrowhead
Pharmaceuticals, Inc.,
(0.920)%,
01/15/2032 221,655
0.0
550,000
(2)
AST SpaceMobile, Inc.,
2.000%,
01/15/2036 574,062
0.1
1,500,000
(2)(4)
Bloom Energy Corp.,
(3.410)%,
11/15/2030 1,766,250
0.4
1,400,000  Bridgebio Pharma, Inc.,
2.250%,
02/01/2029 1,520,750
0.3
625,000  Burlington Stores, Inc.,
1.250%,
12/15/2027 980,937
0.2
1,500,000
(2)(4)
BWX Technologies, Inc.,
(0.940)%,
11/01/2030 1,567,500
0.3
700,000  Chefs' Warehouse, Inc.,
2.375%,
12/15/2028 1,201,830
0.3
1,400,000
(4)
Cloudflare, Inc.,
(16.780)%,
08/15/2026 1,516,620
0.3
600,000
(2)
Cohu, Inc., 1.500%,
01/15/2031 804,600
0.2
950,000
(2)(4)
Coinbase Global, Inc.,
3.610%,
10/01/2029 836,570
0.2
935,000
(2)
Compass, Inc., 0.250%,
04/15/2031 894,179
0.2
185,000
(2)
Cytokinetics, Inc.,
1.750%,
10/01/2031 229,169
0.1
2,550,000
(4)
Datadog, Inc., 0.860%,
12/01/2029 2,469,038
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
United States (continued)
1,500,000
(2)
Digital Realty Trust L.P.,
1.875%,
11/15/2029 $ 1,589,400
0.4
1,060,000  Envista Holdings Corp.,
1.750%,
08/15/2028 1,087,163
0.2
270,000
(2)
Eos Energy Enterprises,
Inc., 1.750%,
12/01/2031 183,465
0.0
120,000
(2)
Exact Sciences Corp.,
1.750%,
04/15/2031 148,740
0.0
EUR
2,000,000  Ferrovial SE, 0.750%,
05/20/2031 2,528,826
0.6
665,000  Granite Construction,
Inc., 3.250%,
06/15/2030 1,211,131
0.3
1,410,000
(2)(4)
Guardant Health, Inc.,
(0.950)%,
05/15/2033 1,510,463
0.3
2,685,000
(2)(4)
Halozyme Therapeutics,
Inc., (0.370)%,
02/15/2031 2,734,673
0.6
1,550,000
(2)(3)
IMAX Corp., 0.750%,
11/15/2030 1,868,912
0.4
1,295,000
(2)(4)
Impinj, Inc., 2.480%,
09/15/2029 1,187,515
0.3
2,125,000
(2)(4)
Ionis Pharmaceuticals,
Inc., (2.040)%,
12/01/2030 2,343,545
0.5
1,520,000  Jazz Investments I Ltd.,
3.125%,
09/15/2030 2,171,320
0.5
1,450,000
(2)
JBT Marel Corp., 0.375%,
09/15/2030 1,544,250
0.3
1,150,000  JPMorgan Chase
Financial Co. LLC DMTs,
1.000%,
04/01/2028 1,715,005
0.4
1,510,000
(2)(4)
Liberty Energy, Inc.,
(1.610)%,
03/01/2031 1,637,595
0.4
610,000
(2)
Ligand Pharmaceuticals,
Inc., 0.750%,
10/01/2030 742,004
0.2
2,075,000  Live Nation
Entertainment, Inc.,
2.875%,
01/15/2030 2,329,188
0.5
775,000
(2)
Lumentum Holdings, Inc.,
0.375%,
03/15/2032 2,967,087
0.7
800,000
(4)
MACOM Technology
Solutions Holdings, Inc.,
(11.530)%,
12/15/2029 1,272,800
0.3
1,550,000
(2)(4)
Microchip Technology,
Inc., (0.900)%,
02/15/2030 1,606,538
0.4
1,000,000
(2)
Mirion Technologies, Inc.,
0.250%,
06/01/2030 1,191,250
0.3
1,000,000  MKS, Inc., 1.250%,
06/01/2030 1,742,000
0.4
1,500,000
(4)
Morgan Stanley
Finance LLC, (0.680)%,
02/19/2030 1,541,438
0.3
275,000
(2)
MP Materials Corp.,
3.000%,
03/01/2030 785,537
0.2
800,000
(2)
NCL Corp. Ltd., 0.875%,
04/15/2030 958,400
0.2
1,600,000  NextEra Energy Capital
Holdings, Inc., 3.000%,
03/01/2027 2,252,400
0.5

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
United States (continued)
2,245,000
(2)
OSI Systems, Inc.,
0.500%,
02/01/2031 $ 2,385,088
0.5
900,000  Rivian Automotive, Inc.,
4.625%,
03/15/2029 982,541
0.2
EUR
1,700,000  Schneider Electric
SE, SUFP, 1.625%,
06/28/2031 2,290,463
0.5
1,245,000
(2)(4)
Semtech Corp., (4.000)%,
10/15/2030 1,503,649
0.3
935,000
(4)
Snowflake, Inc.,
(7.290)%,
10/01/2029 1,226,720
0.3
505,000
(2)(4)
SoFi Technologies, Inc.,
(8.910)%,
10/15/2026 534,795
0.1
750,000  Strategy, Inc., 0.875%,
03/15/2031 725,437
0.2
1,150,000  Synaptics, Inc., 0.750%,
12/01/2031 1,322,213
0.3
1,160,000
(3)
Tandem Diabetes Care,
Inc. 2024, 1.500%,
03/15/2029 1,299,925
0.3
1,545,000
(2)(4)
Terawulf, Inc., (1.520)%,
05/01/2032 1,698,109
0.4
515,000  TransMedics Group, Inc.,
1.500%,
06/01/2028 869,809
0.2
700,000  Uber Technologies,
Inc. 2028, 0.875%,
12/01/2028 866,075
0.2
600,000  UGI Corp., 5.000%,
06/01/2028 857,850
0.2
1,245,000
(2)(4)
Ultra Clean Holdings,
Inc., (0.980)%,
03/15/2031 1,308,226
0.3
725,000
(2)
Viavi Solutions, Inc.,
0.625%,
03/01/2031 1,608,594
0.4
450,000  Wayfair, Inc., 3.250%,
09/15/2027 600,075
0.1
2,050,000
(2)
Welltower OP LLC,
3.125%,
07/15/2029 3,401,975
0.8
310,000  Western Digital Corp.,
3.000%,
11/15/2028 2,301,533
0.5
85,982,755
19.1
Total Convertible Bonds/
Notes
(Cost $114,408,636)
130,556,691
28.9
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 28.3%
Australia : 0.2%
1,019,000
(2)
FMG Resources August
2006 Pty Ltd., 4.375%,
04/01/2031 988,628
0.2
Canada : 1.3%
2,345,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 2,413,047
0.5
1,990,000
(2)
Bombardier, Inc., 6.750%,
06/15/2033 2,099,436
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada (continued)
1,105,000
(2)
Hudbay Minerals, Inc.,
6.125%,
04/01/2029 $ 1,114,575
0.3
5,627,058
1.3
Denmark : 0.3%
1,285,000
(2)
Genmab A/S/Genmab
Finance LLC, 7.250%,
12/15/2033 1,364,299
0.3
Finland : 0.2%
915,000
(2)
Amer Sports Co.,
6.750%,
02/16/2031 957,570
0.2
Guatemala : 0.8%
3,630,000
(2)
Millicom International
Cellular SA, 7.375%,
04/02/2032 3,759,984
0.8
Japan : 0.2%
1,000,000  SoftBank Group Corp.,
7.250%,
07/10/2032 992,233
0.2
Mexico : 0.3%
1,445,000
(2)
Cemex SAB de CV,
5.200%,
09/17/2030 1,468,301
0.3
United Kingdom : 0.5%
2,005,000
(2)
Vmed O2 UK Financing I
PLC, 7.750%,
04/15/2032 2,007,453
0.5
United States : 24.5%
1,275,000
(2)
AAR Escrow Issuer LLC,
6.750%,
03/15/2029 1,315,198
0.3
680,000
(2)
Acushnet Co., 5.625%,
12/01/2033 693,781
0.2
1,355,000
(2)
Adient Global Holdings
Ltd., 7.500%,
02/15/2033 1,423,112
0.3
1,300,000
(2)(3)
Advance Auto Parts, Inc.,
7.375%,
08/01/2033 1,333,150
0.3
1,275,000
(2)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 1,296,682
0.3
1,085,000
(2)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 1,136,812
0.3
980,000
(2)
Anywhere Real Estate
Group LLC / Anywhere
Co-Issuer Corp., 7.000%,
04/15/2030 991,377
0.2
1,040,000
(2)
Arsenal AIC Parent LLC,
8.000%,
10/01/2030 1,099,832
0.2
595,000
(2)
Asurion LLC and Asurion
Co-Issuer, Inc., 8.000%,
12/31/2032 625,445
0.1
1,005,000
(2)
Asurion LLC and Asurion
Co-Issuer, Inc., 8.375%,
02/01/2034 1,000,766
0.2
985,000
(2)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 977,090
0.2
1,290,000
(2)
Axon Enterprise, Inc.,
6.250%,
03/15/2033 1,338,083
0.3

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
660,000  Bath & Body Works, Inc.,
6.875%,
11/01/2035 $ 673,078
0.2
915,000
(2)
Builders FirstSource, Inc.,
6.375%,
06/15/2032 941,000
0.2
990,000
(2)
CACI International, Inc.,
6.375%,
06/15/2033 1,019,979
0.2
2,060,000
(2)(3)
Caesars Entertainment,
Inc., 6.000%,
10/15/2032 2,015,435
0.5
700,000
(2)
Carnival Corp., 5.750%,
08/01/2032 727,334
0.2
370,000  CCO Holdings LLC / CCO
Holdings Capital Corp.,
4.500%,
05/01/2032 338,862
0.1
1,730,000
(2)(3)
CCO Holdings LLC / CCO
Holdings Capital Corp.,
7.375%,
03/01/2031 1,786,049
0.4
655,000
(3)
Celanese US Holdings
LLC, 6.750%,
04/15/2033 672,010
0.2
945,000
(2)
Chart Industries, Inc.,
7.500%,
01/01/2030 982,858
0.2
550,000
(2)
Chemours Co., 7.875%,
03/15/2034 550,000
0.1
900,000
(2)(3)
Chemours Co., 8.000%,
01/15/2033 916,129
0.2
690,000
(2)
Churchill Downs, Inc.,
6.750%,
05/01/2031 711,636
0.2
1,325,000
(2)
Cipher Compute LLC,
7.125%,
11/15/2030 1,382,762
0.3
990,000
(2)
CITGO Petroleum Corp.,
8.375%,
01/15/2029 1,028,965
0.2
1,010,000
(2)
Civitas Resources, Inc.,
8.750%,
07/01/2031 1,061,004
0.2
1,255,000
(2)
Clarios Global L.P. /
Clarios US Finance Co.,
6.750%,
09/15/2032 1,303,443
0.3
1,615,000
(2)
Cleveland-Cliffs, Inc.,
7.625%,
01/15/2034 1,658,510
0.4
990,000
(2)
Cloud Software Group,
Inc., 6.500%,
03/31/2029 971,732
0.2
1,205,000
(2)
CNX Resources Corp.,
7.375%,
01/15/2031 1,250,471
0.3
1,015,000
(2)
Commercial Metals Co.,
6.000%,
12/15/2035 1,040,206
0.2
1,345,000
(2)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 1,406,054
0.3
1,275,000
(2)
DaVita, Inc., 6.750%,
07/15/2033 1,324,716
0.3
1,355,000
(2)
Directv Financing LLC,
8.875%,
02/01/2030 1,357,159
0.3
770,000
(2)(3)
EquipmentShare.com,
Inc., 8.000%,
03/15/2033 818,883
0.2
1,895,000
(2)
Fortress Transportation
and Infrastructure
Investors LLC, 7.875%,
12/01/2030 2,006,396
0.4
630,000
(2)
Garrett Motion Holdings,
Inc. / Garrett LX I Sarl,
7.750%,
05/31/2032 666,266
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
1,965,000
(2)
Gen Digital, Inc., 6.250%,
04/01/2033 $ 1,956,702
0.4
965,000
(2)
GFL Environmental, Inc.,
6.750%,
01/15/2031 1,013,346
0.2
1,035,000
(2)
Global Medical
Response, Inc., 7.375%,
10/01/2032 1,084,194
0.2
1,010,000  Goodyear Tire & Rubber
Co., 6.625%,
07/15/2030 1,032,629
0.2
930,000
(2)
Gray Media, Inc., 9.625%,
07/15/2032 966,992
0.2
1,550,000
(2)
Herc Holdings, Inc.,
7.250%,
06/15/2033 1,639,461
0.4
965,000
(2)
Insulet Corp., 6.500%,
04/01/2033 1,004,246
0.2
1,325,000
(2)
Iron Mountain, Inc.,
6.250%,
01/15/2033 1,354,777
0.3
995,000
(2)
Iron Mountain, Inc.,
7.000%,
02/15/2029 1,021,749
0.2
1,595,000
(2)
Level 3 Financing, Inc.,
8.500%,
01/15/2036 1,662,404
0.4
980,000
(2)
Light & Wonder
International, Inc.,
6.250%,
10/01/2033 984,846
0.2
995,000
(2)
Mauser Packaging
Solutions Holding Co.,
7.875%,
04/15/2030 1,019,154
0.2
1,105,000
(2)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 1,141,710
0.3
390,000  Navient Corp., 9.375%,
07/25/2030 395,334
0.1
1,285,000
(2)
NCL Corp. Ltd., 6.750%,
02/01/2032 1,324,218
0.3
1,125,000
(2)
Newell Brands, Inc.,
8.500%,
06/01/2028 1,184,784
0.3
955,000
(2)
Nexstar Media, Inc.,
5.625%,
07/15/2027 955,715
0.2
1,000,000
(2)
Nissan Motor Acceptance
Co. LLC, 7.050%,
09/15/2028 1,039,786
0.2
950,000
(2)
Northern Oil and Gas,
Inc., 8.750%,
06/15/2031 991,860
0.2
1,640,000
(2)
NRG Energy, Inc.,
6.250%,
11/01/2034 1,696,897
0.4
665,000  OneMain Finance Corp.,
6.750%,
09/15/2033 660,852
0.2
645,000  OneMain Finance Corp.,
7.125%,
11/15/2031 659,876
0.2
1,370,000  OneMain Finance Corp.,
7.125%,
09/15/2032 1,402,753
0.3
1,035,000
(2)(3)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 1,047,735
0.2
1,935,000
(2)
Panther Escrow Issuer
LLC, 7.125%,
06/01/2031 1,969,967
0.4
655,000
(2)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 656,266
0.1

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
940,000
(2)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 $ 987,704
0.2
1,295,000
(2)
Performance Food
Group, Inc., 6.125%,
09/15/2032 1,330,932
0.3
1,025,000
(2)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 1,061,902
0.2
895,000
(2)
Petco Health & Wellness
Co., Inc., 8.250%,
02/01/2031 874,710
0.2
1,625,000
(2)
Post Holdings, Inc.,
6.375%,
03/01/2033 1,655,342
0.4
660,000
(2)
PRA Group, Inc., 8.375%,
02/01/2028 665,547
0.2
1,910,000
(2)
Quikrete Holdings, Inc.,
6.750%,
03/01/2033 1,986,688
0.4
1,295,000
(2)
Rocket Cos., Inc.,
6.375%,
08/01/2033 1,340,027
0.3
945,000
(2)
Rocket Cos., Inc.,
7.125%,
02/01/2032 988,823
0.2
1,545,000
(2)
Seagate Data Storage
Technology Pte Ltd.,
8.500%,
07/15/2031 1,628,334
0.4
1,000,000
(2)
Shift4 Payments LLC /
Shift4 Payments Finance
Sub, Inc., 6.750%,
08/15/2032 979,627
0.2
875,000
(2)
Sirius XM Radio LLC,
5.875%,
04/15/2032 873,471
0.2
655,000
(2)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 656,120
0.1
690,000
(2)
SM Energy Co., 7.000%,
08/01/2032 703,168
0.2
1,345,000
(2)
Snap, Inc., 6.875%,
03/01/2033 1,340,480
0.3
715,000
(2)
Station Casinos LLC,
6.625%,
03/15/2032 732,482
0.2
935,000
(2)
Stonepeak Nile Parent
LLC, 7.250%,
03/15/2032 992,809
0.2
1,290,000
(2)
Sunoco L.P., 6.250%,
07/01/2033 1,329,301
0.3
685,000
(2)
SV RNO Property
Owner 1 LLC, 5.875%,
03/01/2031 688,552
0.2
1,330,000
(2)
Talen Energy Supply
LLC, 6.500%,
02/01/2036 1,368,228
0.3
1,345,000
(2)
Tenet Healthcare Corp.,
6.000%,
11/15/2033 1,390,791
0.3
970,000
(2)
Tenneco, Inc., 8.000%,
11/17/2028 970,723
0.2
1,340,000
(2)
TransDigm, Inc., 6.125%,
07/31/2034 1,362,761
0.3
1,310,000
(2)
TransDigm, Inc., 6.750%,
01/31/2034 1,360,614
0.3
965,000
(2)
UKG, Inc., 6.875%,
02/01/2031 936,869
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
975,000
(2)
Venture Global
Plaquemines LNG LLC,
6.750%,
01/15/2036 $ 1,039,161
0.2
1,340,000
(2)
Versant Media Group,
Inc., 7.250%,
01/30/2031 1,372,199
0.3
905,000
(2)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 944,138
0.2
660,000
(2)
Wayfair LLC, 6.750%,
11/15/2032 673,177
0.2
665,000
(2)
WESCO Distribution, Inc.,
5.500%,
04/15/2034 671,823
0.2
1,275,000
(2)
WESCO Distribution, Inc.,
6.375%,
03/15/2033 1,330,196
0.3
1,405,000
(2)
Williams Scotsman, Inc.,
6.625%,
04/15/2030 1,459,482
0.3
1,320,000
(2)
WULF Compute LLC,
7.750%,
10/15/2030 1,398,902
0.3
1,410,000
(2)
XPO, Inc., 7.125%,
06/01/2031 1,468,330
0.3
110,273,931
24.5
Total Corporate Bonds/
Notes
(Cost $125,459,589)
127,439,457
28.3
Principal
Amount † RA Value
Percentage
of Net
Assets
EQUITY-LINKED NOTES : 0.6%
United States : 0.6%
2,535,000
(5)
GS Finance Corp.
DMTN, 1.500%
(Guarantor: The Goldman
Sachs Group, Inc., Index:
iShares MSCI India ETF),
08/23/2027 2,639,949
0.6
Total Equity-Linked Notes
(Cost $2,743,048)
2,639,949
0.6
Shares
PREFERRED STOCK : 3.1%
United States : 3.1%
11,000
Albemarle Corp.
781,770
0.2
1,050
Bank of America Corp.
1,305,160
0.3
33,115
Boeing Co.
2,407,957
0.5
10,510  BrightSpring Health
Services, Inc.
1,450,380
0.3
11,560  Microchip Technology,
Inc.
749,666
0.2
1,985
NextEra Energy, Inc.
99,250
0.0
17,000
Oracle Corp.
781,830
0.2
28,500
PG&E Corp.
1,310,573
0.3
12,900
PPL Corp.
645,129
0.1
18,000
QXO, Inc.
1,186,920
0.3
29,880
Southern Co.
1,592,604
0.3

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
United States (continued)
27,645
VSE Corp.
$ 1,608,939
0.4
13,920,178
3.1
Total Preferred Stock
(Cost $12,377,647)
13,920,178
3.1
Total Long-Term
Investments
(Cost $369,067,247)
422,435,015
93.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 9.0%
Repurchase Agreements : 1.9%
2,454,984
(6)
Bank of America
N.A., Repurchase
Agreement dated
02/27/2026, 3.670%, due
03/02/2026 (Repurchase
Amount $2,455,725,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$2,504,084, due
11/01/30-02/20/65)
2,454,984
0.6
226,949
(6)
BNP Paribas S.A.,
Repurchase Agreement
dated 02/27/2026,
3.660%, due 03/02/2026
(Repurchase Amount
$227,017, collateralized
by various U.S.
Government Securities,
0.000%-4.500%, Market
Value plus accrued
interest $231,488, due
01/15/27-02/15/54)
226,949
0.1
2,454,984
(6)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
02/27/2026, 3.670%, due
03/02/2026 (Repurchase
Amount $2,455,725,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.922%, Market Value
plus accrued interest
$2,504,084, due
07/09/26-01/20/76)
2,454,984
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(6)
CF Secured, LLC,
Repurchase Agreement
dated 02/27/2026,
3.650%, due 03/02/2026
(Repurchase Amount
$1,000,300, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
03/01/29-12/20/65)
$ 1,000,000
0.2
2,454,984
(6)
Citadel Securities LLC,
Repurchase Agreement
dated 02/27/2026,
3.740%, due 03/02/2026
(Repurchase Amount
$2,455,739, collateralized
by various U.S.
Government Securities,
0.000%-5.250%, Market
Value plus accrued
interest $2,505,119, due
07/31/26-11/15/55)
2,454,984
0.5
Total Repurchase
Agreements
(Cost $8,591,901)
8,591,901
1.9
Time Deposits : 0.4%
240,000
(6)
Canadian Imperial Bank
of Commerce,
3.630
%,
03/02/2026 240,000
0.1
240,000
(6)
DNB Bank ASA,
3.620
%,
03/02/2026 240,000
0.1
240,000
(6)
Landesbank Baden-
Wurttemberg,
3.640
%,
03/02/2026 240,000
0.1
240,000
(6)
Mizuho Bank Ltd.,
3.640
%,
03/02/2026 240,000
0.0
240,000
(6)
Royal Bank of Canada,
3.700
%,
03/02/2026 240,000
0.0
240,000
(6)
Societe Generale S.A.,
3.630
%,
03/02/2026 240,000
0.0
240,000
(6)
Toronto-Dominion Bank,
3.640
%,
03/02/2026 240,000
0.1
Total Time Deposits
(Cost $1,680,000)
1,680,000
0.4

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 6.7%
30,359,235
(7)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.560%
(Cost $30,359,235) $ 30,359,235 6.7
Total Short-Term
Investments
(Cost $40,631,136)
$ 40,631,136
9.0
Total Investments in
Securities
(Cost $409,698,383) $ 463,066,151 102.7
Liabilities in Excess of
Other Assets (12,302,644) (2.7)
Net Assets $ 450,763,507 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2026.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of February 28, 2026.
Currency Abbreviations:
CHF Swiss Franc
CNY China Yuan
EUR EU Euro
HKD Hong Kong Dollar
JPY Japanese Yen
Sector Diversiﬁcation
Percentage
of Net Assets
Industrial 10.3%
Information Technology 9.0
Consumer, Cyclical 8.2
Financial 8.2
Consumer, Non-cyclical 7.9
Technology 7.4
Communications 7.0
Industrials 6.5
Financials 5.4
Health Care 4.2
Energy 4.1
Basic Materials 3.5
Utilities 3.4
Communication Services 2.9
Consumer Discretionary 2.2
Consumer Staples 2.0
Materials 1.1
Real Estate 0.4
Sector Diversiﬁcation
Percentage
of Net Assets
Short-Term Investments 9.0%
Liabilities in Excess of Other Assets (2.7)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 930,763 $ — $ 930,763
Belgium — 980,752 — 980,752
Canada 3,906,229 — — 3,906,229
China 883,968 — — 883,968
Denmark — 819,536 — 819,536
Finland 1,061,268 — — 1,061,268
Germany — 4,099,759 — 4,099,759
Hong Kong — 1,564,125 — 1,564,125
Italy — 3,534,117 — 3,534,117
Japan — 11,547,210 — 11,547,210
Luxembourg — 1,293,474 — 1,293,474
Netherlands 2,175,840 — — 2,175,840
Singapore — 5,874,959 — 5,874,959
South Korea 1,839,750 5,632,228 — 7,471,978
Spain — 3,522,590 — 3,522,590
Sweden — 1,319,072 — 1,319,072
Switzerland — 2,425,036 — 2,425,036
Taiwan 1,992,766 — — 1,992,766
United Kingdom 3,760,672 9,922,447 — 13,683,119
United States 77,099,465 1,692,714 — 78,792,179
Total Common Stock 92,719,958 55,158,782 — 147,878,740
Convertible Bonds/Notes — 130,556,691 — 130,556,691
Corporate Bonds/Notes — 127,439,457 — 127,439,457
Equity-Linked Notes — — 2,639,949 2,639,949
Preferred Stock 1,186,920 12,733,258 — 13,920,178
Short-Term Investments 30,359,235 10,271,901 — 40,631,136
Total Investments, at fair value $ 124,266,113 $ 336,160,089 $ 2,639,949 $ 463,066,151
Liabilities Table
Other Financial Instruments+
Written Options $ (28,055) $ — $ — $ (28,055)
Total Liabilities $ (28,055) $ — $ — $ (28,055)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At February 28, 2026, the following exchange-traded written options were outstanding for Voya Global Income & Growth Fund:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
AbbVie, Inc.
Call 03/20/26 USD 240.00 21 USD 487,368 $ 3,507 $ (5,691)
Alphabet, Inc.
Call 03/20/26 USD 380.00 113 USD 3,519,159 11,715 (1,017)
Amazon.com, Inc.
Call 03/20/26 USD 240.00 111 USD 2,331,000 9,634 (2,886)
Analog Devices, Inc.
Call 03/20/26 USD 400.00 24 USD 851,232 2,583 (1,680)
Apple, Inc.
Call 03/20/26 USD 310.00 130 USD 3,434,340 11,147 (650)
Broadcom, Inc.
Call 03/20/26 USD 420.00 53 USD 1,693,615 17,216 (4,081)
Cardinal Health, Inc.
Call 03/20/26 USD 250.00 38 USD 871,074 4,139 (2,090)
Caterpillar, Inc.
Call 03/20/26 USD 880.00 13 USD 965,679 2,646 (949)

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Citigroup, Inc.
Call 03/20/26 USD 130.00 50 USD 550,950 $ 931 $ (600)
Cummins, Inc.
Call 03/20/26 USD 660.00 14 USD 817,418 3,915 (1,050)
Eli Lilly & Co.
Call 03/20/26 USD 240.00 8 USD 841,592 3,173 (880)
Mastercard, Inc.
Call 03/20/26 USD 600.00 16 USD 827,536 2,346 (80)
McKesson Corp.
Call 03/20/26 USD 50.00 8 USD 789,240 2,178 (1,740)
Meta Platforms, Inc.
Call 03/20/26 USD 800.00 18 USD 1,166,724 2,340 (360)
Microsoft Corp.
Call 03/20/26 USD 485.00 61 USD 2,395,714 3,379 (793)
Morgan Stanley
Call 03/20/26 USD 190.00 48 USD 799,248 2,840 (1,824)
Tesla, Inc.
Call 03/20/26 USD 490.00 16 USD 644,016 938 (800)
Walmart, Inc.
Call 03/20/26 USD 145.00 68 USD 870,060 1,403 (884)
$ 86,030 $ (28,055)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 56,368,447
Gross Unrealized Depreciation (3,000,679)
Net Unrealized Appreciation $ 53,367,768